Investment Accounted for Using the Equity Method and Put Right Liabilities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Jun. 16, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Disposal of an equity method investment		¥ 407,598	$ 62,467
Common stock, shares outstanding | shares	164,888,519	164,888,519		164,888,519	8,363,719
Equity in loss of affiliate		¥ (108,587)	(16,642)
HoldCo [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage	10.00%	10.00%		10.00%
Purchase price committed				$ 3,000
Equity in loss of affiliate | ¥	¥ 8,456
I-Mab Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment fair value	¥ 764,352	¥ 764,352		112,039
Equity method investment, Amount sold | ¥		¥ 664,832
Registered capital of subsidiary						$ 30,000
Assets recognized value				$ 105,000
Equity method investment, Ownership percentage	45.00%	45.00%		45.00%
Proceeds from contributions from affiliates			30,000
Common stock, shares outstanding | shares	13,500,000	13,500,000		13,500,000
OCI, equity method Investment, after tax | ¥	¥ 67,425
Employee benefit and share based compensation recognized in comprehensive income of entity | ¥		¥ 32,707
Shares subscribed,not yet been purchased or issued | shares	4,500,000	4,500,000		4,500,000
Imab Hong Kong [member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage	40.00%	40.00%		40.00%
Management Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Common stock, shares outstanding | shares	25,500,000	25,500,000		25,500,000
Shares subscribed,not yet been purchased or issued | shares	4,500,000	4,500,000		4,500,000
Management Holdco [Member] | I-Mab Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Registered capital of subsidiary				$ 3,000
Equity method investment, Ownership percentage	10.00%	10.00%		10.00%
Proceeds from contributions from affiliates			3,000
Esop Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage	5.00%	5.00%		5.00%
Esop Holdco [Member] | I-Mab Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage	5.00%	5.00%		5.00%
Proceeds from contributions from affiliates			1,500
Domestic Investors [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage	10.00%	10.00%		10.00%
Common stock, shares outstanding | shares	12,000,000	12,000,000		12,000,000
Domestic Investors [Member] | I-Mab Hangzhou [Member]
Schedule of Equity Method Investments [Line Items]
Registered capital of subsidiary				$ 12,000
Equity method investment, Ownership percentage	40.00%	40.00%		40.00%
Proceeds from contributions from affiliates			$ 120,000